Net Loss Per Share	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
The following is a summary of the basic and diluted net loss per share computation for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net loss attributable to common stockholders (in thousands)	$(22,811)	$(6,054)	$(47,555)	$(11,165)
Basic and diluted weighted-average shares outstanding	91,980,953	91,783,557	91,970,957	92,335,665
Basic and diluted net loss per share	$(0.25)	$(0.07)	$(0.52)	$(0.12)

Diluted net loss per share assumes the conversion of all common stock equivalents into an equivalent number of shares of common stock, unless the effect is antidilutive. The Company considers unvested restricted shares, OP Units and Class B Units to be common share equivalents. The Company had the following common stock equivalents on a weighted-average basis that were excluded from the calculation of diluted net loss per share attributable to stockholders as their effect would have been antidilutive for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Unvested restricted shares (1)	277,200	322,131	277,220	322,186
OP Units (2)	405,998	405,998	405,998	405,998
Class B Units (3)	359,250	359,250	359,250	359,250
Total weighted average antidilutive common stock equivalents	1,042,448	1,087,379	1,042,468	1,087,434
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(1)
Weighted average number of antidilutive unvested restricted shares outstanding for the periods presented. There were 276,974 and 321,709 unvested restricted shares outstanding as of June 30, 2020 and 2019, respectively.

(2) Weighted average number of antidilutive OP Units outstanding for the periods presented. There were 405,998 OP Units outstanding as of June 30, 2020 and 2019.
(3)
Weighted average number of antidilutive Class B Units outstanding for the periods presented. There were 359,250 and 359,250 Class B Units outstanding as of June 30, 2020 and 2019. These Class B Units are unvested as of June 30, 2020 and 2019 (see Note 9 — Related Party Transactions for additional information).